UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	330 E Kilbourn Avenue
		Suite 1475
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

330 E Kilbourn Avenue, Suite 1475

November 13, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  105
Form 13F Information Table Value Total:  584004 (thousands)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acquity Group Ltd              COM              00489C103      423 43200.000000 SH   Sole             43200.000000
Adobe Systems Inc              COM              00724F101      585 18050.000000 SH   Sole             18050.000000
American International Gr      COM              026874784      769 23450.000000 SH   Sole             23450.000000
Ancestry.com Inc               COM              032803108    10778 358300.000000 SH  Sole            358300.000000
Arrow Electronics              COM              042735100     8160 242077.000000 SH  Sole            242077.000000
Arthur J Gallagher & Co        COM              363576109     5516 154000.000000 SH  Sole            154000.000000
Aspen Technology Inc           COM              045327103     5839 225952.000000 SH  Sole            225952.000000
Associated Banc-Corp           COM              045487105     8425 640167.000000 SH  Sole            640167.000000
Astec Industries Inc           COM              046224101     4989 157824.000000 SH  Sole            157824.000000
Avid Technologies Inc          COM              05367P100     2596 274418.000000 SH  Sole            274418.000000
BE Aerospace Inc               COM              073302101    10980 260750.000000 SH  Sole            260750.000000
Banco Santander Brazil SA      COM              05967A107       88 12000.000000 SH   Sole             12000.000000
Bank of New York Mellon Corp   COM              064058100      451 19950.000000 SH   Sole             19950.000000
Beacon Roofing Supply          COM              073685109     7937 278687.000000 SH  Sole            278687.000000
Blackrock Income Tr Inc        COM              09247F100      281 36600.000000 SH   Sole             36600.000000
Brunswick Corp                 COM              117043109     9319 411800.000000 SH  Sole            411800.000000
Cardtronics Inc                COM              14161H108     8785 295180.000000 SH  Sole            295180.000000
Celanese Corp.                 COM              150870103     6049 159550.000000 SH  Sole            159550.000000
Chicago Bridge & Iron          COM              167250109     8235 216200.000000 SH  Sole            216200.000000
Ciena Corporation              COM              171779309     8305 611100.000000 SH  Sole            611100.000000
Cisco Systems Inc              COM              17275R102      349 18300.000000 SH   Sole             18300.000000
Cobiz Financial Inc            COM              190897108     1562 223103.000000 SH  Sole            223103.000000
Columbia Banking Systems Inc.  COM              197236102     2426 130838.000000 SH  Sole            130838.000000
Columbus McKinnon Corp         COM              199333105     3830 253478.000000 SH  Sole            253478.000000
Comerica                       COM              200340107     6958 224104.000000 SH  Sole            224104.000000
Con-Way Inc                    COM              205944101     6663 243450.000000 SH  Sole            243450.000000
Coviden PLC                    COM              G2554F113      505 8500.000000 SH    Sole              8500.000000
Crane Co                       COM              224399105     8477 212300.000000 SH  Sole            212300.000000
Cree Inc.                      COM              225447101     7609 298350.000000 SH  Sole            298350.000000
Crocs Incorporated             COM              227046109     6537 403250.000000 SH  Sole            403250.000000
Douglas Dynamics Inc           COM              25960R105     2830 191318.000000 SH  Sole            191318.000000
Du Pont E I De Nemours & Co    COM              263534109      495 9850.000000 SH    Sole              9850.000000
Dynamic Materials Corp         COM              267888105     3162 210543.000000 SH  Sole            210543.000000
Fifth & Pacific Inc            COM              316645100    16068 1257278.000000 SH Sole           1257278.000000
Fifth Third Bancorp            COM              316773100      305 19700.000000 SH   Sole             19700.000000
First Midwest Bancorp          COM              320867104      875 69700.000000 SH   Sole             69700.000000
Fiserv Inc.                    COM              337738108     4523 61100.000000 SH   Sole             61100.000000
Foster Wheeler AG              COM              H27178104     4829 201557.000000 SH  Sole            201557.000000
G&K Inc Cl A                   COM              361268105     5700 181826.000000 SH  Sole            181826.000000
Gentex Corp                    COM              371901109     3215 189250.000000 SH  Sole            189250.000000
Global Payments Inc            COM              37940X102     3434 82100.000000 SH   Sole             82100.000000
Greatbatch Inc                 COM              39153L106    11051 454200.000000 SH  Sole            454200.000000
Hancock Holding Co             COM              410120109     5482 176950.000000 SH  Sole            176950.000000
HealthSouth Corp               COM              421924309    13932 579069.000000 SH  Sole            579069.000000
Henry Jack & Associates        COM              426281101      428 11300.000000 SH   Sole             11300.000000
Heritage-Crystal Clean Inc     COM              42726M106     2100 105811.000000 SH  Sole            105811.000000
Hexcel Corp                    COM              428291108    11770 490029.000000 SH  Sole            490029.000000
Hologic Inc                    COM              436440101     9964 492800.000000 SH  Sole            492800.000000
Interpublic Group of Companies COM              460690100    15038 1352350.000000 SH Sole           1352350.000000
Johnson Controls Inc           COM              478366107      917 33450.000000 SH   Sole             33450.000000
Juniper Networks               COM              48203R104      423 24750.000000 SH   Sole             24750.000000
Kennametal Inc.                COM              489170100     2833 76415.000000 SH   Sole             76415.000000
Kforce Inc                     COM              493732101      199 16850.000000 SH   Sole             16850.000000
Kinder Morgan Management LL    COM              49455U100     1980 25917.000000 SH   Sole             25917.000000
Lam Research Corp              COM              512807108      945 29750.000000 SH   Sole             29750.000000
Leggett & Platt Inc            COM              524660107     4637 185100.000000 SH  Sole            185100.000000
LogMeIn                        COM              54142L109     3746 167005.000000 SH  Sole            167005.000000
MB Financial Inc               COM              55264U108     2412 122150.000000 SH  Sole            122150.000000
MDC Partners Inc               COM              552697104    12894 1044872.000000 SH Sole           1044872.000000
MGIC Investment Corp.          COM              552848103       57 37200.000000 SH   Sole             37200.000000
Manpower Inc.                  COM              56418H100     9171 249200.000000 SH  Sole            249200.000000
MedAssets Inc                  COM              584045108    16927 950950.000000 SH  Sole            950950.000000
Meridian Bioscience Inc        COM              589584101     7073 368754.000000 SH  Sole            368754.000000
Metlife Inc                    COM              59156R108     1051 30500.000000 SH   Sole             30500.000000
Mobile Mini Inc                COM              60740F105     9171 549137.000000 SH  Sole            549137.000000
Modine Manufacturing Co        COM              607828100     3968 537631.000000 SH  Sole            537631.000000
Molex Inc A                    COM              608554200    10246 471744.000000 SH  Sole            471744.000000
National Instruments Corp      COM              636518102     2232 88818.000000 SH   Sole             88818.000000
Netapp Inc                     COM              64110D104      242 7350.000000 SH    Sole              7350.000000
Open Table Inc                 COM              68372A104     4185 100600.000000 SH  Sole            100600.000000
PAREXEL International Corp     COM              699462107    10326 335684.000000 SH  Sole            335684.000000
Parametric Technology          COM              699173209     9629 442289.000000 SH  Sole            442289.000000
Patterson Companies Inc        COM              703395103     7079 206748.000000 SH  Sole            206748.000000
Patterson UTI Energy Inc       COM              703481101     5115 323300.000000 SH  Sole            323300.000000
Polypore Intl Inc              COM              73179V103     5403 152850.000000 SH  Sole            152850.000000
Power Integrations Inc         COM              739276103     7681 252236.000000 SH  Sole            252236.000000
Prudential Financial Inc       COM              744320102      654 12000.000000 SH   Sole             12000.000000
Regal-Beloit Corporat          COM              758750103     3492 49550.000000 SH   Sole             49550.000000
Reinsurance Group of           COM              759351604     4682 80900.000000 SH   Sole             80900.000000
Riverbed Technology            COM              768573107     3750 161061.000000 SH  Sole            161061.000000
Robert Half International      COM              770323103    11285 423761.000000 SH  Sole            423761.000000
Rockwood Holdings Inc          COM              774415103     5115 109768.000000 SH  Sole            109768.000000
Rowan Companies Inc.           COM              G7665A101     8262 244650.000000 SH  Sole            244650.000000
Royal Caribbean Cruises Ltd    COM              V7780T103    13761 455500.000000 SH  Sole            455500.000000
SPX Corp                       COM              784635104    12999 198727.000000 SH  Sole            198727.000000
Sandy Spring Bancorp Inc       COM              800363103     3692 191805.000000 SH  Sole            191805.000000
Sapient Corporation            COM              803062108     1284 120457.000000 SH  Sole            120457.000000
Scansource Inc                 COM              806037107     4203 131250.000000 SH  Sole            131250.000000
TCF Financial Corp             COM              872275102      171 14300.000000 SH   Sole             14300.000000
Texas Roadhouse Inc            COM              882681109     6856 400916.000000 SH  Sole            400916.000000
Trex Co Inc                    COM              89531P105     4084 119700.000000 SH  Sole            119700.000000
TrueBlue Inc                   COM              89785X101      722 45920.000000 SH   Sole             45920.000000
Twin Disc Incorporat           COM              901476101     4773 266650.000000 SH  Sole            266650.000000
US Bancorp                     COM              902973304     1099 32050.000000 SH   Sole             32050.000000
UTI Worldwide Inc              COM              G87210103     5681 421750.000000 SH  Sole            421750.000000
Unit Corp                      COM              909218109     4565 110003.000000 SH  Sole            110003.000000
United Health Services C       COM              913903100     9841 215200.000000 SH  Sole            215200.000000
Urban Outfitters Inc           COM              917047102    11698 311450.000000 SH  Sole            311450.000000
VCA Antech                     COM              918194101     2859 145000.000000 SH  Sole            145000.000000
VeriFone Systems Inc           COM              92342Y109     7482 268650.000000 SH  Sole            268650.000000
Walker & Dunlop Inc            COM              93148P102      297 19336.000000 SH   Sole             19336.000000
Werner Enterprises Inc.        COM              950755108     2990 140000.000000 SH  Sole            140000.000000
Whiting Petroleum Corp         COM              966387102    11277 238015.000000 SH  Sole            238015.000000
Winnebago IndustriesInc        COM              974637100    14375 1138200.000000 SH Sole           1138200.000000
Zions Bancorp                  COM              989701107    12884 623600.000000 SH  Sole            623600.000000